January 26, 2011

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re:           Nationwide Life Insurance Company
Nationwide VLI Separate Account-4
File Numbers:  333-169789 and 811-08301

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide VLI Separate Account-4 ("Variable Account"), we are filing this Pre-Effective Amendment No. 1 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On October 12, 2010, Nationwide filed an initial Registration Statement on Form N-6 for Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies to be offered through the Variable Account.  Nationwide received your written comments in a letter dated December 10, 2010.  This Pre-Effective Amendment No. 1 reflects redlined changes that are a result of Staff comments contained in the December 10, 2010, letter and other miscellaneous non-material disclosure changes.  Each comment is restated below and is accompanied by Nationwide’s response.

1. Guarantees. Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the company's guarantees under the policy or any of its related riders.  If there are none, please include a representation in your response letter indicating that there are no such agreements and the company will be solely responsible for paying out all guarantees associated with the contract and its related riders.

Response.  Nationwide has no guarantees or support agreements with third parties to support any of its guarantees under the policy or any of its related riders.  Nationwide Life Insurance Company is solely responsible for paying out all guarantees associated with the policy and its related riders.

2. Cover Page
a.     Internet Link.  Please confirm that the internet link provided on the cover page (www.nationwide.com) links directly to a webpage specific to the product offered through this registration.  Alternatively, please provide an additional link to this information so a reader can locate the relevant material more easily.

Ms. Rebecca A. Marquigny
1/26/2011

Response.   Once effective, a current pdf of the prospectus for this registration statement will be located through the www.nationwide.com homepage.  Specifically, the link to the prospectus will be able to be found under "Group Benefit Offerings" under the "Business" heading on www.nationwide.com.

b.     State Specific Differences.  Following the state availability disclaimer immediately beneath the boxed contact information, please consider adding a cross-reference to the state specific information in Appendix E.

Response.  We reviewed this Staff comment and the cover page requirement of Form N-6, Item 1.  We do not believe a cross-reference to the state specific information located in Appendix E is required on the cover page.  However, we agree that adding a cross-reference would be beneficial.  Therefore, we have added a cross-reference directly after the "Appendix B: Definitions" cross-reference located directly above the "In Summary: Policy Benefits" section.  The disclosure is revised as follows:

Appendix B: Definitions defines certain words or phrases used in this prospectus.

Appendix E: State Variations describes state variations to certain disclosures in this prospectus.

c.     Policy Purpose.  The purpose of the last sentence is unclear, specifically the phrase "which may impact the level of underwriting associated with issuing the policy" in the last sentence on the cover page.  If the product may be underwritten on a medical or non-medical basis depending on the corporate sponsor through which it is purchased, please say this more directly.

Response.  We have revised the last sentence as follows:

The policy is intended to be sold through corporate sponsored benefit programs.  When purchased in connection with such benefit programs, the policy may qualify for simplified underwriting.  Simplified underwriting means that a physical examination to obtain medical information on the Insured is generally not required to issue the policy.

3. Benefit Summary (pp. 1-2).
a.      Choice of Death Benefit Options.  The term "Specified Amount" is ambiguous based on the three different specified amounts defined in the glossary (Base, Rider, and Total Specified Amount).  For clarity, please use the specific defined term that applies here.

Response:  We have revised the disclosure stated under the "Your Choice of Death Benefit Options" sub-section to reflect Total Specified Amount for each Death Benefit Option.

b. Riders.  Where you mention that rider availability varies by state, please add a cross-reference to Appendix E on page 51.

Ms. Rebecca A. Marquigny
1/26/2011

Response.  We have revised the disclosure under the "Rider" sub-section to reflect the following:

You may purchase one or more of the available Riders and there may be an additional charge.  Rider availability varies by state.  For a summary of Rider availability by state, see "Appendix E: State Variations".  The following Riders may be available:
•	Change of Insured Rider (automatically issued at no charge)
•	Supplemental Insurance Rider

4. Risk Summary: Fixed Account Transfer Restrictions and Limitations (p. 3).  The reference to market adjustments for transfers to the fixed account is puzzling.  If this is intended to indicate that no market value adjustment will apply to transfers from the fixed account to the Sub-Accounts, please move this statement to the section called "Transfers from the fixed account" instead.  In that second section, the first sentence also appears to be missing some words between "limit" and "one."  Please clarify.

Response.  We have revised the applicable disclosure under the "Fixed Account Transfer Restrictions and Limitations" sub-section as follows:

Transfers to the fixed account.  Subject to limitations, you may transfer amounts to the fixed account from the Sub-Accounts.  Except as outlined in the "Right of Conversion" sub-section of "The Policy" section, we reserve the right to limit the allocations to the fixed account to no more than 25% of the Cash Value.

Transfers from the fixed account. We reserve the right to limit you to one transfer from the fixed account to the Sub-Accounts during any ninety day period.  We reserve the right to limit the amount that you may transfer during a policy year to the greater of: (a) 10% of that portion of the Cash Value attributable to the fixed account at the end of the prior policy year, and (b) 120% of the amount transferred from the fixed account during the preceding policy year.  If such transfer is permitted, no penalty or market adjustment will be imposed.

5. Fee Table Preamble & Related Statements (p. 4).  Please remove the statement about rounding fees from the preamble above the first table.  This information only applies to certain charges and is more appropriate in a footnote to the fee(s) to which it applies.  Likewise, the two sentences below the first table require appropriate context to be helpful.  Please consider moving that information to Footnote 4 which already covers general information applicable to several charges listed in the periodic fee table.

Ms. Rebecca A. Marquigny
1/26/2011

Response.  We have removed the rounding statement in the preamble above the first table and added the following to Footnote 5 and Footnote 6:

The charges shown are rounded up to the nearest one-hundredth decimal place and may not be representative of the charges that a particular policy owner may pay.

Additionally, we added disclosure to Footnote 4 to reflect the following:

Except for the Variable Account Asset Charge, which is only deducted proportionally from the Sub-Accounts, all charges described in the "Periodic Charges Other Than Mutual Fund Operating Expenses" table are taken proportionally from the Sub-Accounts and the Fixed Account.  Additionally, the representative costs provided may vary from the cost you would incur.  Request an illustration or refer to the Policy Data Pages for more information on the costs applicable to your policy.

6. Transaction Fee Table: Percent of Premium Charge (p. 4).  For charges that vary by policy year, please just show the maximum charge in the fee table so the required information is clear and the presentation is not confusing.  Variations for subsequent years may be shown in a footnote to the table.  See Instruction 1(f) to Item 3 of Form N-6.  In revising the Current Charge presentation, the charge information for "Policy Years beyond year 5" can be added to existing Footnote 2; a separate footnote is not necessary.

Response.  We have removed the disclosure for all policy years after policy year 1 from the "Percent of Premium Charge" contained in Transaction Fee Table.  Likewise, additional disclosure was added to Footnote 2 as follows:

For the applicable charge for all policy years after policy year 1, please refer to the "Percent of Premium Charge" sub-section of the "Policy and Rider Charges" section of this prospectus.

7. Periodic Charge Table (pp. 5-6).
a.      Charge names.  Please consider removing "per $1,000 of Net Amount At Risk" from the names of the first 2 charges.  In both cases, the amount deducted clearly indicates that the charge is assessed per $1,000 of the Net Amount At Risk or Rider Net Amount At Risk, as applicable.  Including this information in the name of the charge only makes the narrative descriptions of these fees more difficult to read.  In addition, the 2nd charge is not described consistently within the table itself.  It is named the "Supplemental Insurance Rider Cost of Insurance per $1,000 of Net Amount at Risk Charge."  However, the charge is assessed per $1,000 of Rider Net Amount at Risk.  The additional verbiage in the name is simply unnecessary and confusing.  Likewise, consider using simpler names for the "Per $1,000 of Specified Amount Charge" and the "Supplemental Insurance Rider Per $1,000 of Specified Amount Charge."  The table presentation

Ms. Rebecca A. Marquigny
1/26/2011

has the same inconsistency problem, and the narratives are difficult to read for the same reasons.

Response.  We have removed the "per $1,000 of Net Amount At Risk" language from the "Cost of Insurance Charge" and the Supplemental Insurance Rider Cost of Insurance Charge listed in the Fee Table and in Footnote 6.  This change is consistent with the terminology used in the rider form that this registration statement is intended to describe.    Likewise, we added the term "Rider" to the "per $1,000 of Rider Net Amount At Risk" representative figure.  This was an oversight on our part.

We considered the Staff's suggestion to simplify the names of the "Per $1,000 of Specified Amount Charge" and the "Supplemental Insurance Rider Per $1,000 of Specified Amount Charge", however, because these are the same descriptors used in the policy form the registration statement the registration statement is intended to describe, we have chosen to leave the names as originally filed, except we have corrected the inconsistencies noted below.

We corrected any table inconsistencies by adding clarifying disclosure where appropriate under the "Charge" heading and in Footnote 9 to reflect the full name of the charge as follows:

Supplemental Insurance Rider Per $1,000 of Rider Specified Amount Charge

b.     Representative Insured.  As the Cost of Insurance and Supplemental Insurance Rider Cost of Insurance charges vary by sex, please include the gender in the description of the representative insured.

Response.  We have revised the representative insured disclosure in the Cost of Insurance per $1,000 of Net Amount At Risk Charge and the Supplemental Insurance Rider per $1,000 of Net Amount At Risk Charge to reflect a unisex rating.  Additionally, for consistency purposes, the unisex characteristic was added to the remaining Charges that contain representative insured disclosure.

8. Fund Operating Expense Table (p. 6).  Please confirm to the Staff that the Total Fund Operating Expenses table for the portfolio companies includes fees and expenses incurred indirectly by the portfolio companies as a result of investment in shares of one or more Acquired Funds calculated in accordance with Instruction 3(f) to Item 3 of Form N-1A.

Response.  We confirm that the Total Fund Operating Expenses table for the portfolio companies includes fees and expenses incurred indirectly by the portfolio companies as a result of investment in shares of one or more Acquired Funds calculated in accordance with Instruction 1(1) to Item 3 of Form N-1A.

Ms. Rebecca A. Marquigny
1/26/2011

9. Fixed Investment Option (p. 8). Please indicate whether Registrant will provide notice to contractowners prior to exercising the right to limit fixed account allocations to no more than 25% of Cash Value or changing interest crediting rates at a time other than the beginning of a calendar quarter.  Also, for clarity, please consider revising the bold sentence at the end of this section to reflect the potential impact of other general account claims.  The parallel sentence in the Enhancement Benefit section on page 14 would be a good template to follow.

Response.  We will allow transfers to the fixed up to 25% of the policy's Cash Value allocated to the Sub-Accounts. We intend to reserve the right to prohibit transfers in excess of 25% of the policy's Cash Value allocated to the Sub-Accounts.  Thus, we have revised the first paragraph under the "Fixed Investment Option" sub-section by removing the transfer limitation and "Right of Conversion" cross-reference.  We added the following as a new fifth paragraph to this section:

We reserve the right to limit the frequency and amount of transfers involving the fixed account.  For restrictions on fixed account transfers, see the "Fixed Account Transfers" sub-section in the "Transfers Among and Between the Policy Investment Options" section of this prospectus.

We also added clarifying disclosure to the "Fixed Account Transfers" sub-section in the "Transfers Among and Between the Policy Investment Options" section as follows (in relevant part):

First Paragraph:
We reserve the right to limit the frequency and amount of transfers involving the fixed account.

Second Paragraph:
Transfers to the Fixed Account.  On transfers to the fixed account, we may prohibit you from transferring more than 25% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period.  Additionally, we reserve the right to refuse any transfer to the fixed account if the Cash Value allocated to the fixed account comprises more than 25% of the policy's Cash Value.  These restrictions do not apply if you choose to exercise your right of conversion as described in the "Right of Conversion" sub-section of "The Policy" section of this prospectus.

Fourth Paragraph:
Any restrictions that we implement will be applied consistently and uniformly.  We will notify you in writing if your transfer request, or a portion of your transfer, request is rejected by us.

Ms. Rebecca A. Marquigny
1/26/2011

Additionally, we added the following disclosure to the fourth paragraph under the "Fixed Investment Option" sub-section:

Interest crediting rates are set at the beginning of each calendar quarter, but are subject to change at any time, in our sole discretion.  We will provide written notice to you if we change the interest crediting rates at a time other than the beginning of a calendar quarter.

We have also revised the fifth bolded paragraph under the "Fixed Investment Option" sub-section to reflect the following:

It is important to remember any guaranteed benefits or interest crediting associated with the fixed account is a general account obligation of Nationwide.  This means that any guaranteed benefits, interest crediting or your right to receive payment is subject to our claims paying ability and may be subordinate to other claims on our general account in the event we become insolvent.

10.       Variable Investment Options (pp. 8-9).  Please add language explaining the statement "[t]hese distribution arrangements may be exclusive or non-exclusive."  What does this mean to purchasers of this contract and why is this information relevant?  Also, please indicate how a contractowner can obtain, free of charge, prospectuses for the underlying funds in which the sub-accounts invest. Alternatively, cross-reference the prospectus section where this is disclosed.

Response.  We reviewed the Staff comment regarding the second paragraph under the "Variable Investment Options" sub-section concerning distribution arrangements being "exclusive or non-exclusive" and have removed the second paragraph in its entirety.  We believe that this paragraph is unnecessary and duplicative of the disclosure contained in the fifth paragraph of the same sub-section.

We also added the following disclosure to immediately precede the bulleted fund company list:

You may obtain a prospectus for any of the underlying mutual funds available under the policy free of charge by contacting us at the address or telephone number on the first page of this prospectus.

Additionally, we removed the erroneous heading titled "Additional underlying mutual funds" contained in this section.

11.      Transfers Among & Between the Policy Investment Options (pp. 10-11).  The market timing disclosure on page 10 states that contractowners may be restricted to submitting transfer instructions via U.S. mail under certain circumstances.  However, the disclosure under "Submitting a Transfer Request" does not clearly identify the procedure for providing instructions through any other form of communication.  It merely states, '[w]e may also allow

Ms. Rebecca A. Marquigny
1/26/2011

you to use other methods of communication that we deem acceptable, such as fax or computer data feed." (emphasis added.)  If instructions may be submitted by telephone, fax or electronically, please describe the procedure more specifically.  Is there a specific weblink or email address that may be used?  Can a contractowner give transaction instructions by phone, and if so, to whom at what number?  How can a contractowner find out if other options are available?  Explain.

Response.  We have reviewed the Staff comment and revised the disclosure as follows:

You can submit transfer requests in writing to our Home Office via first class U.S. Mail.  We may also allow you to use other methods of communication that we deem acceptable, such as fax or computer data feed.  If you would like additional information on other methods to request a transfer, you may contact us at the address or telephone number on the first page of this prospectus.

12.       Use of the Policy & Policy Owner and Beneficiaries (pp. 11-12).  Registrant's cover letter specifically states that this product "is intended to be sold to individuals associated or affiliated with a business or corporation (hence, they [sic] will be individually owned)."  However, the disclosure in the sections named above mentions corporate owners and describes the rights of contingent owners and beneficiaries if "the policy owner ... ceases to be in existence."  Please reconcile the disclosure and the information in the cover letter filed with the registration statement.

Response.  We would like to further clarify the target market for this product.  Our cover letter is not incorrect in stating that this product is intended to be sold to individuals associated or affiliated with a business or corporation, hence individual ownership.  Our reason for using the terminology "individually owned" was an attempt to distinguish this product from true "corporate-owned" products in the traditional "COLI" market.  While we believe the vast majority of these products will be owned "individually" (hence, not true "COLI corporate owned"), we do not use the term "individually" to specifically require the policy owner to be a natural person.  Again, "individually owned" was intended to denote anything other than true "COLI" or "corporate-owned" life insurance.  As such, "individually owned" policies can still be owned by an entity, such as a trust.  In this instance, trusts can "cease to exist".  Therefore, we believe that the current language in the registration statement is accurate and does not require any additional disclosure as it relates to the initial policy owner.

During our review of this section, we realized that additional clarifying disclosure was necessary as it relates to contingent owners.  Therefore, we have revised the last sentence under the "Policy Owner" heading of the "Policy Owners and Beneficiaries" sub-section to reflect the following:

Ms. Rebecca A. Marquigny
1/26/2011

If a contingent owner is not designated, ownership will pass to your estate (or your successor-in-interest), if you are not the Insured.

13.       Purchasing a Policy: Initial Premium Payment (pp. 12-13).  Per Item 7(a)(1) of Form N-6, the prospectus must disclose the minimum initial premium required to purchase the contract.  The current disclosure only states that the minimum initial premium payment is shown on the Policy Data Page of the contract.  Please include this information in the prospectus itself as required by Item 7(a)(1).

Response.  We acknowledge that in two instances in the "Purchasing a Policy" sub-section of "The Policy" section, the disclosure states that the required minimum initial premium is stated on the policy data pages.  The required minimum initial premium will vary based on characteristics of the Insured as disclosed in the fifth paragraph of this sub-section, "[t]he amount of the required minimum initial Premium payment for a particular policy will depend on the following factors: the Total Specified Amount, Death Benefit option elected, any Riders elected, the Insured's age, health and activities." Thus, the Policy Data Pages will reflect the minimum initial Premium specific to the policy and the Insured's characteristics.  We have, however, revised the fourth and fifth paragraph of this sub-section to reflect the following:

The initial Premium may be paid to our Home Office or to our authorized representative.  The amount of the required minimum initial Premium payment for a particular policy will depend on the following factors: the Total Specified Amount, Death Benefit option elected, any Riders elected, the Insured's age, health and activities.   The minimum initial Premium payment is stated on the Policy Data Page and will be at least $50.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.

14.       Premium Payments (p. 13).  Please explain what Target Premium is, how it is determined, and how it applies to the premium payments contractowners must make to keep the policy in force.  This information should provide a context for a reader to understand the narrative description of the percent of premium charge.

Response.  The "Premium Payments" sub-section of the "The Policy" section was amended by adding two new sub-headings discussing the concept and calculation of Target Premium and Excess Premium.  Additionally, a definition for "Excess Premium" was added to "Appendix B: Definitions".  The added disclosure is as follows:

Target Premium and the Base Policy.  Premium payments are divided into contributions toward Target Premium and Excess Premium.  Target Premium is an annual Premium based upon the Insured's Issue Age, underwriting classification and Base Specified Amount.  Each Premium payment in a given policy year is considered a contribution toward Target Premium until the total of

Ms. Rebecca A. Marquigny
1/26/2011

all contributions in such policy year equal the Target Premium.  Premium in any given Policy Year that exceeds the Target Premium amount is considered Excess Premium.  Whether Premium is considered Target Premium or Excess Premium directly impacts the Percent of Premium Charge that is assessed on each Premium payment.  For more information on the Percent of Premium Charge, see the "Percent of Premium Charge" sub-section of the "Policy and Rider Charges" section of this prospectus.

Target Premium and the Supplemental Insurance Rider.  If the Supplemental Insurance Rider is In Force, Premium payments, or a portion thereof, may also be considered Target Premium or Excess Premium.  The amount of Premium payment attributable to the Target Premium is equal to the Premium payment multiplied by the ratio of the Base Specified Amount to the Total Specified Amount until the total of all attributed amounts, in such policy year, equal the Target Premium The remainder of the Premium payment is considered Excess Premium.

Excess Premium – Any Premium applied to the policy that is not considered Target Premium.

15.       Cash Value and Loan Interest (pp. 13-14, 22).  Per Item 10(c), the prospectus must disclose the amount of interest credited to the Contract in connection with the loaned amount, and not just the interest charged on the loan.  The current disclosure states only that "[a]mounts in the policy loan account will accrue and be credited daily interest at a guaranteed rate no less than the stated interest crediting rate shown on your Policy Data Page."  Please include this information in the prospectus itself as required by Item 10(c).

Response.  We have revised the disclosure under the second paragraph of the "Collateral and Interest Earned" sub-section of the "Policy Loans" section to reflect the following:

Amounts in the policy loan account will accrue and be credited daily interest at a guaranteed rate no less than 2%, as stated on your Policy Data Page.

16.       Enhancement Benefit (p. 14).  The function of the Enhancement Benefit is confusing.  Please explain it more clearly.  Is the Enhancement Benefit discretionary?  For prior corporate products with a similar enhancement, Registrant's counsel has described the benefit as an amount calculated to compensate for previously deducted fees that have reduced the policy value so it no longer corresponds to the amount of deferred compensation the contract is intended to fund.  Is this Enhancement Benefit intended to serve a similar purpose?  If so, please revise the disclosure so it explains the relationship between the value of the benefit and the purpose for which it is designed.  Consider adding more explanatory disclosure similar to the middle three paragraphs of the Enhancement Benefit narrative in Registrant's Next Generation Corporate Variable Universal Life® product (SEC No. 333-137202).

Ms. Rebecca A. Marquigny
1/26/2011

Response.  We reviewed the Staff comment and the existing Enhancement Benefit disclosure contained in the prospectus.  The Enhancement Benefit has a guaranteed duration (the first policy year) and a guaranteed amount (0.10% of Premium received in the first policy year).  Payment of the Enhancement Benefit is also subject to two conditions: 1.) the Right to Cancel (Free Look Period) must have expired and 2.) the surrender Proceeds must be payable to the policyowner (the Enhancement Benefit is not available on outgoing 1035 Exchanges).  In situations where a corporation is the policyowner, the Enhancement Benefit serves a similar purpose (to off-set a corporate liability) as described in previously filed registration statements.  In situations where a corporation is not the policyowner, thus the policy is "individually owned", the purpose of the Enhancement Benefit serves a similar purpose.  In individually owned situations, the Enhancement Benefit is intended is to help the policy owner preserve net worth.  In an effort to provide a clearer disclosure to policyowners, we have significantly revised the "Enhancement Benefit" sub-section of "The Policy" section of the prospectus.  The revisions are as follows:

An Enhancement Benefit may be payable under the policy.  The Enhancement Benefit is a dollar amount that is added to the Cash Value when there is a complete surrender of the policy.  The Enhancement Benefit is essentially a partial return of policy charges assessed.  In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.

The Enhancement Benefit is designed to, in the event of a surrender in the early policy years, minimize the difference between the Cash Surrender Value and accumulated Premiums paid.  A benefit of this to a corporate owner is to maximize the assets they can carry on their books which may be held against a corporate liability.  A benefit of this to an individual policy owner is to minimize the difference between the Cash Surrender Value of the policy and the taxable income that may arise upon payment of Premium by a corporation.

The Enhancement Benefit, if any, is not available upon a surrender during the Right to Cancel (Free Look Period), nor is it available upon a surrender that qualifies as a Section 1035 Exchange.  Additionally, the Enhancement Benefit is not payable in conjunction with a policy loan, partial surrender, or lapse.

The Enhancement Benefit is guaranteed only for the first policy year.  The Enhancement Benefit minimum guaranteed amount is 0.10% of Premium received in the first policy year.  Currently, the Enhancement Benefit is available for the first six policy years; however, we may choose at any time to decrease or eliminate the Enhancement Benefit after the first policy year.

Ms. Rebecca A. Marquigny
1/26/2011

The Enhancement Benefit is calculated monthly and is equal to the product of (a) and the Cash Value, not to exceed the product of (b) and (c), where:

(a) = the Enhancement Percentage;

(b) = the Enhancement Cap Percentage; and

(c) = Cumulative Percent of Premium Charge.

Currently, the percentages used in the Enhancement Benefit calculation decline after the first policy year.  The benefit decreases to zero at the end of the sixth policy year.  See "Appendix C: Factors Used in Calculating the Enhancement Benefit" of this prospectus for a list of beginning and ending factors for each policy year the Enhancement Benefit is projected to be in effect.

Since the policy's Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any.  Additionally, if the Supplemental Insurance Rider is In Force, the Enhancement Benefit is reduced because the lower charges associated with the Rider.  For more information on how the Enhancement Benefit is calculated, see "Appendix C: Factors Used in Calculating the Enhancement Benefit" of this prospectus.

The Enhancement Benefit is paid from our general account at the time the policy is completely surrendered.  As a general account obligation, the Enhancement Benefit is not part of the variable account and is an obligation of Nationwide.  This means the Enhancement Benefit, including your right to receive payment, is subject to our claims paying ability and any claim to payment of the Enhancement Benefit may be subordinate to other claims on our general account in the event we are insolvent.  We reserve the right to postpone payment of the Enhancement Benefit for up to six months from the date of a surrender request.

We also added the following to the first sentence under the "Appendix C: Factors in Calculating the Enhancement Benefit":

The tables below show the current factors used to calculate the Enhancement Benefit for the first and last month of each policy year.

17.       Right of Conversion (pp. 14-15).  The first and last bullet points appear inconsistent with each other.  For example, if transfers out of the fixed account are prohibited, how can full and partial surrenders "continue to be available after your request for conversion, subject to the same terms applicable prior to the request for conversion?"  Likewise, the last bullet states that icons will continue subject to the same terms as before.  However the 2nd bullet point says the policy's Cash Value (which includes value in the loan account) will be credited with the fixed account's interest rate.  Please reconcile all inconsistencies between the narrative descriptions of the various features of the product and the bullet points explaining how conversion affects them.

Ms. Rebecca A. Marquigny
1/26/2011

Response.  We have reviewed the Staff comment and revised the first, second, and fourth bullets under the "Right of Conversion" sub-section as follows:

•	transfers out of the fixed account to the Sub-Accounts will be prohibited and your policy will no longer participate in the Investment Experience of the Sub-Accounts;

•	the portion of the policy's Cash Value allocated to the fixed account will be credited with the fixed account's interest rate; …

•
all other benefits, services, Riders, and charges are  ~~including loans and full and partial surrenders, will continue and/or continue to be available after your request for conversion,~~ subject to the same terms applicable prior to the ~~request for~~ conversion.

18.       Reports and Illustrations (p. 15).  It is not clear whether Registrant is offering the eDelivery program or not.  If the program is being offered, please describe the procedures involved including the consent required to participate.  If the program is not available at this time, please remove the related disclosure.

Response.  We will not immediately offer eDelivery on this product thus we have removed the last two sentences from the last paragraph under the "Reports and Illustrations" sub-section.

19.       Supplemental Insurance Rider (pp. 16-17).  Please provide more details about the procedures for annual renewal of an existing Supplemental Insurance Rider.  How does a contractowner renew coverage annually?  Is renewal guaranteed or will the insured be required to confirm eligibility each year?  The disclosure states that the benefit for this rider is term life insurance on the Insured, and related disclosure on page 20 states that the same death benefit option applies for both the rider and the base policy.  Is there a relationship between the lower net amount at risk associated with the rider and the Death Benefit amount?  If so, please describe that relationship in practical terms.  If the rider's lower net amount at risk has a proportional affect on charges but no corresponding proportional effect on the total death benefit payment, say this and explain why it would matter to a contractowner.

Response.  We reviewed the Staff comment and the existing disclosure regarding the Supplemental Insurance Rider disclosure contained in the prospectus.  Coverage under the Rider is automatically renewed annually with no additional evidence of insurability.

In an effort to provide a clearer disclosure to policyowners, we have significantly revised the "Supplemental Insurance Rider" sub-section of the "Policy Riders" section and the related "Rider Charges" sub-section of the "Policy and Rider Charges" section of the prospectus.  The revised first five paragraphs of the "Supplemental Insurance Rider" sub-section of the "Policy Riders" section is as follows:

Ms. Rebecca A. Marquigny
1/26/2011

The benefit associated with the Supplemental Insurance Rider is term life insurance on the Insured that is:  (1) in addition to the Base Specified Amount; (2) payable to the Beneficiary upon the Insured's death; and (3) automatically renewed annually until the Insured reaches Attained Age 100.  This Rider and all coverage associated with it terminates when the Insured reaches Attained Age 100, regardless whether coverage under the policy is extended beyond the Maturity Date.  For information on extending coverage beyond the Maturity Date, see the "Extending Coverage Beyond the Maturity Date" sub-section of the "Policy Maturity" section of this prospectus.  Additionally, electing coverage under the Supplemental Insurance Rider will result in a lower Enhancement Benefit, if any.

Subject to our approval, you may purchase this Rider at the time of application or at a later time provided that the policy is In Force and the Rider is purchased before the Insured reaches Attained Age 100.  If you purchase this Rider at the time of application, the effective date of the Rider is the Policy Date.  If you purchase this Rider after the Policy Date, the effective date will be the monthly anniversary of the Policy Date on or next following the date we approve your written request, unless you specify and we approve a different date.

The Rider Specified Amount is the amount of insurance coverage provided by the Supplemental Insurance Rider.  The Rider Specified Amount and the Base Specified Amount are combined to equal the Total Specified Amount.  While the Rider is In Force, the Base Specified Amount must be at least 10% of the minimum Total Specified Amount.

The Rider Death Benefit may vary monthly and is based on the chosen Death Benefit option in effect for the base policy.  For additional information on how the Death Benefit is calculated when the Rider is In Force, see the "Supplemental Insurance Rider Death Benefit Calculation" sub-heading under the "Rider Charges" sub-section of the "Policy and Rider Charges" section of this prospectus.

Supplemental Insurance Rider Charges.  If you elect this Rider, we will deduct monthly charges for the Rider to compensate us for providing term life insurance on the Insured.  The Rider charges are comprised of a Supplemental Insurance Rider Cost of Insurance Charge and a Supplemental Insurance Rider Per $1,000 of Rider Specified Amount Charge.  Charges for the Rider are calculated in the same manner as those applicable to the base policy.  Rider charges generally are lower than base policy charges because the Rider is term insurance; however, in some years and/or at some Attained Ages, the cost of insurance charge for the Rider is higher than the cost of insurance charge for the base policy.  Generally, however, the greater the allocation of the Total Specified Amount to the Rider, the lower the overall charges will be under the policy.  Your registered representative can answer your questions and provide you with illustrations

Ms. Rebecca A. Marquigny
1/26/2011

demonstrating the impact of purchasing coverage under the Rider.  See, the "Supplemental Insurance Rider" sub-heading of the "Rider Charges" sub-section of the "Policy and Rider Charges" section of this prospectus for additional information on how the charges for this Rider are calculated.  See also, "Appendix D: Examples of Policy Charge Blending" to this prospectus for examples showing how charges are "blended" when the Supplemental Insurance Rider is elected.

Additionally, we revised the "Supplemental Insurance Rider" sub-heading under the "Rider Charges" sub-section of the "Policy and Rider Charges" section by revising the second paragraph as follows:

When the Supplemental Insurance Rider is elected, the Rider's charges are blended with the base policy's charges.  By blending we mean that the charge associated with the Base Specified Amount and the Rider Specified Amount are multiplied by their respective percentage allocation and then added.  For example, if 80% is allocated to Base Specified Amount  and 20% to Rider Specified Amount,  to determine total charges you multiply the charges under the Base Specified Amount by 80%, independently multiply the charges under the Rider Specified Amount charge by 20% and then add the result of these two calculations to determine total policy charges.  In most instances, policy charges are lower if you allocate as much coverage percentage as possible to the Rider.  An example of policy charge blending is provided in "Appendix D: Examples of Policy Charge Blending" of this prospectus.

The following sentence was added to the "Supplemental Insurance Rider Cost of Insurance Charge" disclosure:

Supplemental Insurance Rider Cost of Insurance Charge.  If you elect the Supplemental Insurance Rider, we deduct a monthly Supplemental Insurance Rider Cost of Insurance charge to compensate us for providing term life insurance on the Insured.  This charge is determined by multiplying the Rider's cost of insurance rate by the Rider's Death Benefit.  Thus, the Net Amount At Risk for the Rider is equal to the Rider's Death Benefit (described below).

A cross-reference for "The Minimum Required Death Benefit" sub-section of "The Death Benefit" section was also added to this section.

We also removed the example of policy charge blending contained in this section since it is similarly replicated in "Appendix D: Examples of Policy Charge Blending".  A cross-reference to "Appendix D: Examples of Policy Charge Blending" was added accordingly.

Ms. Rebecca A. Marquigny
1/26/2011

20.       Percent of Premium Charge (pp. 17-18).  The first sentence of this section refers to "acquisition costs."  Please describe this expense in plain English rather than using an industry term of art.  Please make the corresponding changes wherever else this term appears (e.g., the narrative description of the Cost of Insurance Charge).

Response.  We have removed all references to "acquisition costs" located in the "Percent of Premium Charge" and "Cost of Insurance Charge" sub-sections and replaced the term as follows:

Percent of Premium Charge:  We deduct a Percent of Premium Charge from each Premium payment to partially reimburse is for our sales expenses and Premium taxes, and certain actual expenses, including expenses related to the sale of the policy.

Cost of Insurance:  We deduct a Cost of Insurance per $1,000 of Net Amount At Risk from the policy's Cash Value on the Policy Date and on each monthly anniversary of the Policy Date to compensate us for providing expected mortality benefits, and to reimburse us for certain actual expenses, including expenses related to the sale of the policy and state and federal taxes.

21.       Illustration Charge (p. 18).  If the Illustration charge is assessed for illustration requests in excess of 10 per year, please revise the current charge in the fee table.  The current charge should reflect the amount currently assessed for the 11th illustration request in a year.  Registrant may include a footnote indicating that no charge is assessed for the first 10 illustrations requested in a 12 month period.

Response.  We have revised the "In Summary: Fee Table" disclosure related to the Illustration Charge by replacing the "$0" in the "Currently" charge column with "$25".  Additionally, we revised the "When Charge is Deducted" language to reflect the following:
If illustration requests exceed 10 in any 12 month period

22.       Cost of Insurance Charge (p. 18).  Please provide a more complete explanation of how the cost of insurance charge is calculated based on the cost of insurance rate, amount at risk, and any other applicable factors.  Consider moving the SAI’s 4 sentence description of Net Amount at Risk to the prospectus for context.  The relationship between the Base and Supplemental Insurance Rider Net Amounts at Risk and the Cost of Insurance Charge is not clear from the description of the charge.  Also, in the paragraph discussing non-medical underwriting, please revise the first sentence to clarify that the cost of insurance rates for healthy individuals may be higher than they would be for a medically underwritten policy.

Ms. Rebecca A. Marquigny
1/26/2011

See Item 5(a), Instruction 2.  Finally, please add disclosure explaining the circumstances in which the cost of insurance rates could change as contemplated in the last paragraph of this section.

Response.  We have reviewed the above Staff comment and the "Cost of Insurance" and "Rider Charges" sub-sections of the "Policy and Rider Charges" section of the prospectus.

We added the following paragraph after the fourth paragraph under the "Policy and Rider Charges" section of this prospectus:

We may change policy and/or Rider charges and rates under the policy at any time.  Changes in policy and/or Rider charges and rates will vary by changes in future expectations for factors including, but not limited to, our investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes.  Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Total Specified Amount and Base Specified Amount whose policies have been In Force for the same length of time.  If a change in the charges or rates cause an increase to your policy and/or Rider charges, your policy's Cash Value could decrease.  If a change in the charges or rates cause a decrease to your policy and/or Rider charges, your policy's Cash Value could increase.  Any changes we make will be determined in accordance with state law.  Policy and Rider charges will never exceed the maximum charges in the "Periodic Charges Other Than Mutual Fund Operating Expenses" table in the "In Summary: Fee Tables" section of this prospectus.

Likewise, we removed similar disclosure located in the last paragraph of the "Cost of Insurance" sub-section.

Additionally, we revised the first paragraph of the "Supplemental Insurance Rider Cost of Insurance Charge" sub-heading under the "Rider Charges" sub-section as follows:

This charge is determined by multiplying the Rider's cost of insurance rate by the Rider's Death Benefit.  Thus, the Net Amount At Risk for the Rider is the Rider's Death Benefit (described below).

Ms. Rebecca A. Marquigny
1/26/2011

Additionally, we revised the third paragraph under the "Cost of Insurance" sub-section to reflect the following:

We may underwrite the policy on a simplified underwriting basis.  Simplified  underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy.  In general, policies underwritten on a simplified underwriting basis may cause healthy insureds to pay higher cost of insurance charges than they would pay under a substantially similar policy had they undergone full medical underwriting.  If higher cost of insurance charges result, they compensate us for assuming additional mortality risk in issuing the policy without information received during full medical underwriting.

23.        Rider Charges: (pp. 19-20).
a.     Format.  Is there a reason the sub-heading for "Supplemental Insurance Rider Cost of Insurance Charge" is underlined and "Supplemental Insurance Rider Per $1,000 of Specified Amount Charge" is not?  If so, the distinction is unclear. If not, please use a consistent format for all of the sub-headers this section.

Response.  We have removed the underline from the "Supplemental Insurance Rider Cost of Insurance Charge" as it was erroneously underlined.

b.     Death Benefit Calculations with the Supplemental Insurance Rider.  Please provide a cross-reference to the disclosure describing the various minimum death benefit requirement tests.  Currently, there is nothing indicating where a reader can find context for understanding subparagraph (2) in the first paragraph under this heading.

Response.  We have removed the disclosure regarding the calculation of the Death Benefit and in its place, added a cross-reference to the "Death Benefit Options" sub-section of "The Death Benefit" section and also a cross-reference to the "Death Benefit Calculations with the Supplemental Insurance Rider" heading of the "Rider Charges" sub-section of the "Policy and Rider Charges" section as follows:

For information on the death benefit options, see, the "Death Benefit Options" sub-section of "The Death Benefit" section of this prospectus.  For a detailed explanation of the Minimum Required Death Benefit, see, "The Minimum Required Death Benefit" sub-section of "The Death Benefit" section of this prospectus.

24.        Partial Surrender & Preferred Partial Surrenders (p. 23).  Please indicate how contractowners will know whether Registrant will permit more than one partial surrender per year.  Will all contractowners be subject to the same limitations?  Please provide additional disclosure explaining the procedures that apply.

Ms. Rebecca A. Marquigny
1/26/2011

Response.  Currently, we do not have any limitations on the number of partial surrenders (or preferred partial surrenders) a policyowner may request in any policy year.  However, as stated in the "Partial Surrenders" sub-section of the "Surrenders" section, we wish to reserve the right to limit such partial surrenders to one per policy year.  Should we decide to limit partial surrender requests to one per policy year, we will provide notice to each policyowner of this limitation.  As such, we have revised the disclosure as follows:

Currently, we do not limit the number of partial surrenders permitted per policy year.  However, should we invoke our option to limit your ability to request more than one partial surrender per policy year, we will provide you notification via U.S. Mail.

25.        Death Benefit Options (p. 24).  Please provide a practical summary of the general circumstances in which each death benefit may be more advantageous than the alternative options.

Response.  We have reviewed the Staff comment regarding the "Death Benefit Options" sub-section of "The Death Benefit" section.  We believe that it is most appropriate to direct potential purchasers of the policy to their registered representative for advice on which death benefit option is most suitable for their specific situation and purpose.  Thus, we have added the following disclosure to the aforementioned sub-section:

There are three death benefit options under the policy.  You may choose one.  In deciding which death benefit option to elect for your policy, you should consult with your registered representative about the costs and advantages and/or disadvantages of each death benefit option.  Additionally, you should request and review policy illustrations representing each death benefit option.

26.       The Maximum Death Benefit (p. 25).  The procedures that apply to Registrant's decision to exercise its right to limit the Death Benefit to the maximum value(s) are not clearly described.  Will Nationwide notify contractowners before the forced partial surrender described here?  Will the decision apply to all contractowners?  If not, on what basis will this decision be made?  Please supplementally explain to the staff the statement, "[t]here is no action you can take to prevent a forced partial surrender."  If a contractowner who selected Death Benefit Option One or Two changed to Death Benefit Option Three, why would this change still result in a forced surrender?

Ms. Rebecca A. Marquigny
1/26/2011

Response.  We have reviewed the Staff comments related to "The Maximum Death Benefit" sub-section of "The Death Benefit" section.  We have significantly revised and re-organized the disclosure in this sub-section.  Specifically, we have removed the sentence regarding "there is no action you can take to prevent a forced partial surrender."  We do not believe it is necessary with the revised disclosure indicating that we will notify the policy owner within thirty days of the partial surrender generated under this provision.  Additionally, we removed the term "forced" from the "partial surrender" term.  We believe the distinction is unnecessary.  Lastly, the Staff asked about situations where a policy owner changes from Death Benefit Option One or Two to Death Benefit Option Three.  Under the terms of the policy, and as disclosed in the "Changes in the Death Benefit Option" sub-heading of this sub-section, changes to Death Benefit Option Three are prohibited.  Accordingly, we have revised "The Maximum Death Benefit" sub-section as follows:

We reserve the right to limit the Death Benefit to the Maximum Death Benefit shown on the Policy Data Page.  Currently, for Death Benefit Option One and Death Benefit Option Two, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Total Specified Amount on the Policy Date and (ii) $8,000,000.  For Death Benefit Option Three, the maximum Death Benefit is equal to the lesser of (i) 200% of the Total Specified Amount on the Policy Date plus the lesser of (a) the Option Three maximum increase and (b) the accumulated premium amount; and (ii) the sum of the Cash Value and $8,000,000.  We may increase the Maximum Death Benefit in our sole discretion.

For each Valuation Period and upon the death of the Insured, we will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit.  If the Death Benefit would exceed the Maximum Death Benefit, and we choose to exercise our limitation right, we will process a partial surrender so that the Death Benefit after the partial surrender is 90% of the Maximum Death Benefit.  The partial surrender will subsequently reduce the Cash Value and Total Specified Amount.  If you have elected the Supplemental Insurance Rider, the Rider Specified Amount and the Base Specified Amount will be proportionally reduced.  A partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).

We will notify you in writing that a partial surrender subject to this section has been generated.  The partial surrender will be deducted proportionally from your Sub-Account allocations and the fixed account.  The partial surrender amount will be paid to you and will be accompanied by a transaction confirmation statement within thirty days of such occurrence.

Partial surrenders may result in adverse tax consequences.  We urge you to confer with your tax adviser regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy If you have elected Death Benefit

Ms. Rebecca A. Marquigny
1/26/2011

Option Three and the accumulated premium amount is greater than the Cash Value, we, alternatively, reserve the right to reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the Cash Value immediately before the reduction.  For example, if your Cash Value is $100 and your accumulated premium account is $102, we would reduce your accumulated premium account by $12 to $90 (i.e., 90% of the Cash Value).  The accumulated premium account will not become less than zero because of such reduction.  We will notify you in writing of any reduction in the accumulated premium account within thirty days of such occurrence.

The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you.  For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Code.  In some instances, this situation may be addressed by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition.  If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available.

If the Death Benefit would exceed the Maximum Death Benefit, and we choose not to exercise our limitation right, we will increase the Maximum Death Benefit amount by endorsing the policy or reissuing the Policy Data Page.

27.       Payment of Policy Proceeds (p. 26).  Please prominently state that policy Proceeds will be held on deposit in an interest-bearing account with Registrant or an affiliate in the absence of a written request for a lump sum payment.  Use bold typeface for this disclosure or some other method of highlighting this information in a significant way.  Also, in supplementary correspondence filed on EDGAR, please provide the authority for holding policy Proceeds on deposit instead of sending a lump sum payment within 7 days after Registrant has received due proof of death.

Response.  We have reviewed the Staff comment and would like to clarify that policy Proceeds will be held on deposit in an interest-bearing account with the Registrant or an affiliate only upon our receipt of an affirmative election by the policy owner or beneficiary to do so. The "default" method of payment of policy Proceeds is lump sum.  In order to further clarify this concept, we have revised the four paragraphs under "Payment of Policy Proceeds" to reflect the following:

When Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) are due under the policy, we require you to make such request for Proceeds in writing to us at our Home Office.  We will pay the Proceeds in a lump sum, unless you or the Beneficiary elects to leave the Proceeds on deposit with us or an affiliate in an interest-bearing account.

Ms. Rebecca A. Marquigny
1/26/2011

Normally, we will make a lump sum payment of the Proceeds within seven days of the date we receive your written request at our Home Office.  However, we will postpone payment of the Proceeds on days that we are unable to price Accumulation Units.  For more information on circumstances under which we are unable to price Accumulation Units, see the "Valuation of Accumulation Units" sub-section of the "Policy Investment Options" section of this prospectus.

Additionally, we reserve the right to delay payment of the Proceeds attributable to the fixed account for up to six months, or as permitted under state law.

28.       Nationwide Life Insurance Company (pp. 31-31).  In supplementary EDGAR correspondence, please provide a representation stating that there is no reason Nationwide is ineligible for the exemption under Rule 12h-7 of the Securities Exchange Act of 1934.

Response.  We represent that Nationwide is not ineligible to rely upon Rule 12h-7 of the Securities Exchange Act of 1934.

29.       Appendix E: State Variations (pp.).  The New York section states that the "Additional (insurance) Protection Rider is not currently approved for sale as of the date of this prospectus." If this is intended to refer to the Supplemental Insurance Rider, please use the appropriate rider name.  Otherwise, please delete this reference.

Response.  We have corrected the reference in the New York section of "Appendix E: State Variations" to reflect the "Supplemental Insurance Rider", the proper name of the Rider.

30.         Back Cover Page.  If any information other than the Statement of Additional Information is incorporated by reference, please state this per Item 1(b)(2) and the related instruction.

Response.  We represent that no additional information other than the Statement of Additional Information is incorporated by reference, thus no additional disclosure is necessary on the back cover page.

31.       Other Required Disclosure, Exhibits, and Representations.  Any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.  We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision.  Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Ms. Rebecca A. Marquigny
1/26/2011

Response. Financial statements, auditor's consent, and the "Legal Proceedings" contained in the prospectus will be added by subsequent Pre- Effective amendment.  Otherwise, we represent that all other exhibits and other required disclosures are contained in or attached to the Pre-Effective Amendment No. 1.

In addition, Nationwide acknowledges that:

•
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

•
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me directly at (614) 677-5276 should you have any questions regarding this filing.

Sincerely,

Christine Walkup
Senior Counsel

cc: Paige L. Ryan, Managing Counsel